Note 21 - Financial Instruments - Capital Management Schedule (Details) - CAD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Borrowings		$ 249,723	$ 170,906	$ 77,438
Shareholders' equity		$ 132,830	$ 214,284	$ 183,106
Gross debts(*)/shareholders' equity	[1]	1.88%	0.80%

[1]	Refers to loan and export prepayment agreements